T. ROWE PRICE New Horizons Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.4%
COMMUNICATION SERVICES  0.1%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 6,047,898 —
—
Entertainment  0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 26
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 608
634
Interactive Media & Services  0.1%
Reddit, Class A (1) 74,000 7,763
7,763
Total Communication Services 8,397
CONSUMER DISCRETIONARY  3.6%
Automobile Components  0.1%
Modine Manufacturing (1) 150,968 11,587
11,587
Hotels, Restaurants & Leisure  1.9%
Cava Group (1) 1,289,110 111,392
Viking Holdings (1) 735,254 29,227
Wingstop  757,395 170,853
311,472
Specialty Retail  1.3%
Floor & Decor Holdings, Class A (1) 2,649,536 213,208
213,208
Textiles, Apparel & Luxury Goods  0.3%
On Holding, Class A (1) 952,513 41,834
41,834
Total Consumer Discretionary 578,101
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $19,384 (1)(2)(3) 801,662 2,806
Total Consumer Staples 2,806
ENERGY  1.5%
Energy Equipment & Services  1.5%
Flowco Holdings, Class A (1) 245,172 6,289
TechnipFMC  4,089,934 129,610

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Weatherford International  2,082,658 111,526
Total Energy 247,425
FINANCIALS  7.4%
Capital Markets  1.6%
Hamilton Lane, Class A  856,235 127,297
StepStone Group, Class A  2,319,193 121,131
TPG  172,072 8,161
256,589
Financial Services  5.8%
Affirm Holdings (1) 346,514 15,659
Corpay (1) 1,074,732 374,780
Marqeta, Class A (1) 5,931,597 24,438
Toast, Class A (1) 15,547,050 515,696
930,573
Total Financials 1,187,162
HEALTH CARE  26.6%
Biotechnology  18.8%
Agios Pharmaceuticals (1) 418,045 12,249
Akero Therapeutics (1) 1,810,534 73,290
Alnylam Pharmaceuticals (1) 959,341 259,041
AnaptysBio (1) 545,276 10,137
Arcellx (1) 461,380 30,267
Argenx, ADR (1) 779,726 461,493
Ascendis Pharma, ADR (1) 634,821 98,943
Autolus Therapeutics, ADR (1) 2,235,617 3,465
Avidity Biosciences (1) 4,434,825 130,916
Beam Therapeutics (1) 298,331 5,826
BeiGene, ADR (1) 127,044 34,578
Bicara Therapeutics (1) 580,997 7,570
Blueprint Medicines (1) 1,997,279 176,779
Celldex Therapeutics (1) 1,512,220 27,447
Centessa Pharmaceuticals, ADR (1) 752,344 10,819
CG oncology (1) 291,943 7,150
Crinetics Pharmaceuticals (1) 2,114,774 70,930
Cytokinetics (1) 596,715 23,982
Day One Biopharmaceuticals (1) 780,859 6,192
Denali Therapeutics (1) 457,700 6,222
Disc Medicine (1) 527,402 26,180
Dyne Therapeutics (1) 900,309 9,417
Entrada Therapeutics (1) 1,685,569 15,238
Generation Bio (1)(4) 5,264,478 2,132

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Ideaya Biosciences (1) 1,780,963 29,172
Immunovant (1) 503,533 8,605
Insmed (1) 4,612,450 351,884
Ionis Pharmaceuticals (1) 1,186,780 35,805
Janux Therapeutics (1) 466,023 12,583
Kymera Therapeutics (1) 3,051,818 83,528
Legend Biotech, ADR (1) 358,048 12,149
Madrigal Pharmaceuticals (1) 180,644 59,835
Merus (1) 364,480 15,341
Mirum Pharmaceuticals (1) 757,244 34,114
Monte Rosa Therapeutics (1)(4) 3,227,172 14,974
MoonLake Immunotherapeutics (1) 658,083 25,711
Natera (1) 1,547,690 218,859
Neurocrine Biosciences (1) 200,479 22,173
Nurix Therapeutics (1) 1,333,790 15,845
Nuvalent, Class A (1) 469,250 33,279
Praxis Precision Medicines (1) 388,784 14,723
Prime Medicine (1) 1,128,760 2,246
Prothena (1) 1,638,103 20,272
Relay Therapeutics (1) 1,582,081 4,145
Replimune Group (1)(4) 4,665,774 45,491
Revolution Medicines (1) 1,894,688 66,996
Revolution Medicines, Warrants, 11/14/28 (1) 302,672 12
Rhythm Pharmaceuticals (1) 339,818 18,000
Rocket Pharmaceuticals (1) 993,799 6,629
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(3) 229,118 5,682
Scholar Rock Holding (1) 3,819,986 122,813
Soleno Therapeutics (1) 407,151 29,091
SpringWorks Therapeutics (1) 964,892 42,581
Ultragenyx Pharmaceutical (1) 783,990 28,388
Vaxcyte (1) 1,334,673 50,397
Vera Therapeutics (1) 1,678,160 40,309
Viridian Therapeutics (1) 972,508 13,109
Xencor (1) 1,594,141 16,962
Zenas Biopharma (1) 356,963 2,820
3,014,786

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.4%
Beta Bionics (1) 234,844 2,875
Kestra Medical Technologies (1) 280,249 6,984
Penumbra (1) 157,463 42,107
PROCEPT BioRobotics (1) 125,839 7,331
59,297
Health Care Providers & Services  0.1%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 797
Encompass Health  108,008 10,939
11,736
Health Care Technology  3.3%
Veeva Systems, Class A (1) 2,291,811 530,852
530,852
Life Sciences Tools & Services  3.8%
Bio-Techne  6,913,021 405,310
Repligen (1) 1,315,334 167,363
Sartorius Stedim Biotech (EUR)  200,486 39,720
612,393
Pharmaceuticals  0.2%
Arvinas (1) 1,887,088 13,248
EyePoint Pharmaceuticals (1) 900,536 4,881
Structure Therapeutics, ADR (1) 309,888 5,364
WaVe Life Sciences (1) 1,613,657 13,038
36,531
Total Health Care 4,265,595
INDUSTRIALS & BUSINESS SERVICES  28.7%
Aerospace & Defense  0.3%
Karman Holdings (1) 647,080 21,625
Loar Holdings (1) 434,024 30,664
52,289
Building Products  1.4%
Trex (1) 3,976,727 231,048
231,048
Commercial Services & Supplies  0.6%
MSA Safety  619,933 90,938
90,938
Construction & Engineering  0.9%
API Group (1) 3,815,214 136,432
136,432

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.8%
Hubbell  410,943 135,985
135,985
Ground Transportation  4.7%
Old Dominion Freight Line  2,315,169 383,045
Saia (1) 1,071,451 374,397
757,442
Industrial Conglomerates  1.8%
Roper Technologies  483,729 285,197
285,197
Machinery  8.4%
Esab (4) 3,071,444 357,823
IDEX  1,295,283 234,407
Ingersoll Rand  4,181,649 334,658
RBC Bearings (1) 734,605 236,374
Toro  2,588,620 188,322
1,351,584
Passenger Airlines  0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
—
Professional Services  7.6%
Booz Allen Hamilton Holding  1,834,164 191,817
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,149 (1)
(2)(3)(4) 2,653,566 16,293
Dayforce (1)(4) 9,659,549 563,441
Paylocity Holding (1) 2,416,509 452,709
1,224,260
Trading Companies & Distributors  2.2%
SiteOne Landscape Supply (1)(4) 2,960,428 359,515
359,515
Total Industrials & Business Services 4,624,690
INFORMATION TECHNOLOGY  24.1%
Electronic Equipment, Instruments & Components  4.1%
Novanta (1) 1,009,006 129,022

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1) 1,071,327 533,210
662,232
IT Services  0.9%
Globant (1) 1,098,804 129,351
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)
(2)(3) 408,330 14,211
143,562
Semiconductors & Semiconductor Equipment  5.2%
Entegris  2,014,019 176,186
Lattice Semiconductor (1) 2,970,608 155,808
MACOM Technology Solutions Holdings (1) 1,791,527 179,834
Monolithic Power Systems  555,834 322,373
834,201
Software  13.9%
BILL Holdings (1)(4) 6,695,736 307,267
CyberArk Software (1) 382,824 129,395
Datadog, Class A (1) 2,925,101 290,199
Descartes Systems Group (1) 1,671,542 168,542
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)
(3) 2,129,852 51,606
HubSpot (1) 753,294 430,349
Monday.com (1) 1,475,719 358,836
Procore Technologies (1) 2,024,074 133,629
Samsara, Class A (1) 6,101,099 233,855
ServiceTitan, Class A (1) 90,734 8,630
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 6/28/21,
Cost $37,920 (1)(3) 1,242,753 118,198
Socure, Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 571
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)
(3) 657,558 3,459
2,234,536
Total Information Technology 3,874,531
MATERIALS  1.9%
Chemicals  0.0%
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
—

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  1.9%
Reliance  1,049,770 303,121
303,121
Total Materials 303,121
REAL ESTATE  0.5%
Real Estate Management & Development  0.5%
FirstService  443,286 73,563
Total Real Estate 73,563
Total Common Stocks (Cost $11,891,028) 15,165,391
CONVERTIBLE PREFERRED STOCKS  4.5%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)
(3) 2,632,810 421
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(2)(3) 1,375,830 825
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(2)(3) 2,337,940 1,894
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(2)(3) 682,712 601
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)
(3) 884,802 531
4,272
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 4,324
4,324
Total Communication Services 8,596
CONSUMER DISCRETIONARY  0.2%
Hotels, Restaurants & Leisure  0.2%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 3,168
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 7,618
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 9,784
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 1,913
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 9,256

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 3,290
Total Consumer Discretionary 35,029
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $25 (1)(2)(3) 1,323 5
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $28 (1)(2)(3) 852 3
Total Consumer Staples 8
FINANCIALS  0.2%
Capital Markets  0.2%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 10,701
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(2)(3)(5) 24,002 10,701
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,886
Total Financials 23,288
HEALTH CARE  1.9%
Biotechnology  1.1%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 10,269
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 27,934
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 16,414
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $19,567 (1)(2)(3) 1,106,212 6,465
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $6,561 (1)(2)(3) 1,122,551 6,561
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,897 (1)(2)(3) 227,803 1,331
Eikon Therapeutics, Series C-1, Acquisition Date: 5/18/23 -
2/14/25, Cost $1,275 (1)(2)(3) 218,199 1,275
Eikon Therapeutics, Series D, Acquisition Date: 2/14/25,
Cost $7,836 (1)(2)(3) 1,340,753 7,836
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 3,850

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)
(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)
(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 6,543
Tessera Therapeutics, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 826,411 4,281
Tessera Therapeutics, Acquisition Date: 3/7/25, Cost $2,426 (1)
(2)(3) 468,247 2,426
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,682 (1)(2)(3) 2,897,679 24,950
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $17,466 (1)(2)(3) 2,028,504 17,466
181,518
Health Care Equipment & Supplies  0.2%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3)(4) 9,149,620 7,777
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 15,685
23,462
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(2)(3) 617,862 797
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 5,174
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 7,202
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(2)(3) 44,229 1,747
14,920
Life Sciences Tools & Services  0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)
(2)(3) 2,080,677 2,892
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 84,463
87,355
Total Health Care 307,255
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 468,377 327
327

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.1%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(2)(3) 1,453,824 7,618
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 2,356
9,974
Professional Services  0.4%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(2)(3)(4) 5,552,310 34,091
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)
(3)(4) 4,517,982 27,741
61,832
Total Industrials & Business Services 72,133
INFORMATION TECHNOLOGY  1.7%
IT Services  0.1%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 3,987
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(2)(3)(4) 288,891 1,291
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 3,199
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $206 (1)(2)(3) 9,150 318
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 348
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,352 (1)(2)(3) 327,432 11,396
20,539
Software  1.6%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $8,356 (1)(2)(3) 583,695 53,992
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)
(3) 464,700 11,260
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)
(2)(3) 867,510 21,020
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)
(3) 2,755,737 66,771
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)
(3) 2,196,921 53,231
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 12,400
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,680 (1)
(2)(3) 166,753 694

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 569
Socure, Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 10
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)
(2)(3) 317,219 1,320
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)
(2)(3) 6,430,431 33,824
255,091
Total Information Technology 275,630
Total Convertible Preferred Stocks (Cost $696,773) 721,939
PREFERRED STOCKS  0.7%
HEALTH CARE  0.7%
Life Sciences Tools & Services  0.7%
Sartorius (EUR)  488,890 113,970
Total Health Care 113,970
Total Preferred Stocks (Cost $67,350) 113,970
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.39% (4)(6) 84,371,189 84,371
Total Short-Term Investments (Cost $84,371) 84,371
Total Investments in Securities  100.1%
(Cost $12,739,522) $ 16,085,671
Other Assets Less Liabilities (0.1)% (14,158)
Net Assets 100.0% $ 16,071,513
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $936,196 and represents 5.8% of net assets.

T. ROWE PRICE New Horizons Fund

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.
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(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BILL Holdings  $ (3,377) $ (240,777) $ —
Checkr  — 1 —
Checkr, Series C  — — —
Checkr, Series D  — — —
Dayforce  (677) (127,680) —
Esab  (19) (10,734) —
Evolve Vacation Rental Network, Series 4  — (3,893) —
Evolve Vacation Rental Network, Series 5  — (9,363) —
Evolve Vacation Rental Network, Series 6  — (12,026) —
Evolve Vacation Rental Network, Series 7  — (2,350) —
Evolve Vacation Rental Network, Series 8  — (11,376) —
Evolve Vacation Rental Network, Series 9  — (4,043) —
Generation Bio  (1,939) (1,548) —
Haul Hub, Series B  — — —
Haul Hub, Series C  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Monte Rosa Therapeutics  (2,762) (4,760) —
Replimune Group  (2,027) (9,026) —
SiteOne Landscape Supply  (1,075) (30,912) —
T. Rowe Price Government Reserve Fund,
4.39% — — 2,712
Affiliates not held at period end (49,790) 42,204 —
Totals $ (61,666)# $ (426,283) $ 2,712+

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
BILL Holdings  $ 529,627 $ 25,956 $ 7,539 $ 307,267
Checkr  16,293 — 1 16,293
Checkr, Series C  34,091 — — 34,091
Checkr, Series D  27,741 — — 27,741
Dayforce  664,105 35,416 8,400 563,441
Esab  365,356 8,353 5,152 357,823
Evolve Vacation Rental
Network, Series 4  7,061 — — 3,168
Evolve Vacation Rental
Network, Series 5  16,981 — — 7,618
Evolve Vacation Rental
Network, Series 6  21,810 — — 9,784
Evolve Vacation Rental
Network, Series 7  4,263 — — 1,913
Evolve Vacation Rental
Network, Series 8  20,632 — — 9,256
Evolve Vacation Rental
Network, Series 9  7,333 — — 3,290
Generation Bio  5,657 — 1,977 2,132
Haul Hub, Series B  3,987 — — 3,987
Haul Hub, Series C  1,291 — — 1,291
IGM Biosciences  10,855 — 53,059 —
Kardium, Series D-5  7,777 — — 7,777
Kardium, Series D-6  15,685 — — 15,685
Monte Rosa Therapeutics  23,619 — 3,885 14,974
Replimune Group  57,283 — 2,766 45,491
SiteOne Landscape Supply  * 36,017 6,100 359,515
T. Rowe Price Government
Reserve Fund, 4.39% 859,519  ¤  ¤ 84,371
Total $ 1,876,908^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,712 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,184,021.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Horizons Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Horizons Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Horizons Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $(106,022,000) for the period ended March 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,911,414 $ 163,600 $ 90,377 $ 15,165,391
Convertible Preferred Stocks — — 721,939 721,939
Preferred Stocks — 113,970 — 113,970
Short-Term Investments 84,371 — — 84,371
Total $ 14,995,785 $ 277,570 $ 812,316 $ 16,085,671
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 109,461 $ 12,014 $ — $ (31,098) $ 90,377
Convertible Preferred Stocks 866,880 (24,289) 27,799 (148,451) 721,939
Total $ 976,341 $ (12,275) $ 27,799 $ (179,549) $ 812,316

T. ROWE PRICE New Horizons Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$90,377 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.3x
– 8.9x
7.3x Increase
Sales growth
rate
5% 5% Increase
Enterprise
value to gross
profit multiple
1.8x
– 12.4x
9.6x Increase
Enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Discount for
dilution
43% 43% Decrease
Discount to
public company
multiples
43%
– 52%
48% Decrease

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$721,939 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Probability
for potential
outcome
10%
- 55%
33% Increase
Enterprise
value to sales
multiple
0.7x
- 11.4x
7.1x Increase
Sales growth
rate
5%
- 124%
56% Increase
Enterprise
value to gross
profit multiple
0.9x
– 21.6x
12.1x Increase
Gross profit
growth rate
18%
- 171%
98% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 37.6x
26.8x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
dilution
43% 43% Decrease
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount rate
for cost of
capital
10%
- 30%
14% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F42-054Q1 03/25